Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2014 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								10,000,000,000
Allocations to general reserve as a percentage of profit after tax				10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained				50.00%
Appropriation to statutory common reserve				10.00%
Threshold percentage of statutory common reserve required to be maintained				50.00%
Net assets restricted to transfer	¥ 449,599				$ 64,292
Other comprehensive income, tax expense or benefit | ¥	¥ 0	¥ 0	¥ 0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	7,600,000,000				7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.000025	$ 0.000025	$ 0.000025
Ordinary shares, shares outstanding	511,244,362				511,244,362	499,357,794
Common Class B [Member]
Class of Stock [Line Items]
Shares transferred	0	0
Ordinary shares, shares authorized	1,400,000,000				1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.000025	$ 0.000025
Ordinary shares, shares outstanding	1,040,686,985				1,040,686,985	1,016,429,335
Reserved Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								1,000,000,000